Short-Term Loans (Details Textual)	1 Months Ended	12 Months Ended
	Mar. 16, 2017	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Short-Term Loans (Textual)
Loan maturity date	Jan. 05, 2018
Repayment of short term bank loan		$ 17,478		$ 5,907,051	$ 4,316,850
Interest expense on debts		$ 646,734		$ 783,190
Loan from Pingdingshan Bank, due in April 2015 [Member]
Short-Term Loans (Textual)
Loan maturity date		Aug. 31, 2015	Aug. 31, 2015
Loan Interest rate, percentage		12.00%	12.00%
Interest rate during period		11.50%	11.50%
Repayment of short term bank loan		$ 265,464	¥ 1,800,000
Interest expense on debts		324,456	2,200,000
Short-term loan amount		589,918	4,000,000
Accrued additional interest expense		$ 56,891	¥ 385,758
Loan from Pingdingshan Rural Credit Cooperative Union, matures in July 2016 [Member]
Short-Term Loans (Textual)
Loan maturity date		Jul. 31, 2016	Jul. 31, 2016
Loan Interest rate, percentage		12.10%	12.10%
Interest rate during period		10.80%	10.80%
Loan from Pingdingshan Bank, matures in August 2016 [Member]
Short-Term Loans (Textual)
Loan maturity date		Aug. 31, 2016	Aug. 31, 2016
Loan Interest rate, percentage		8.73%	8.73%
Short-term loan amount		$ 663,658	¥ 4,500,000
Accrued additional interest expense		$ 81,256	¥ 550,967
Loan from Pingdingshan rural credit cooperative union, matures in August 2017 [Member]
Short-Term Loans (Textual)
Loan maturity date		Aug. 30, 2017	Aug. 30, 2017
Loan Interest rate, percentage		11.00%	11.00%
Short-term loan amount		$ 663,658	¥ 4,500,000
Loan from China Construction Bank, matures in June 2016 [Member]
Short-Term Loans (Textual)
Loan maturity date		Jun. 30, 2016	Jun. 30, 2016
Loan Interest rate, percentage		9.60%	9.60%	6.40%
Repayment of short term bank loan		$ 17,560	¥ 119,069
Short-term loan amount		$ 589,918	¥ 4,000,000
Loan from Pingdingshan Bank, matures in September 2016 [Member]
Short-Term Loans (Textual)
Loan maturity date		Sep. 30, 2016	Sep. 30, 2016
Loan Interest rate, percentage		8.30%	8.30%
Short-term loan amount		$ 589,918	¥ 4,000,000
Accrued additional interest expense		$ 62,945	¥ 426,808
Loan from Pingdingshan Bank, matures in March 2017 [Member]
Short-Term Loans (Textual)
Loan maturity date		Mar. 31, 2017	Mar. 31, 2017
Loan Interest rate, percentage		8.70%	8.70%
Short-term loan amount		$ 589,918	¥ 4,000,000
Accrued additional interest expense		$ 24,317	¥ 164,884